Nationwide NYSE Arca Tech 100 Index Fund
Summary Prospectus March 2, 2026

Class/Ticker A NWJCX R6 NWJEX Institutional Service Class NWJFX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, each dated March 2, 2026 (as may be supplemented or revised), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective
The Nationwide NYSE Arca Tech 100 Index Fund seeks to track the total return of the NYSE Arca Tech 100SM Index (“NYSE Arca Tech 100 Index”) before deducting for Fund expenses.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 43 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 92 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees	0.22%	0.22%	0.22%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.17%	0.08%	0.21%
Total Annual Fund Operating Expenses	0.64%	0.30%	0.43%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that
SP-ATX (3/26)
Summary Prospectus March 2, 2026

Nationwide NYSE Arca Tech 100 Index Fund

may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$637	$768	$911	$1,327
Class R6 Shares	31	97	169	381
Institutional Service Class Shares	44	138	241	542
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.31% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. The market capitalizations of the companies in the NYSE Arca Tech 100 Index range from small- to large-capitalization companies.
To pursue its principal investment strategy, the Fund, under normal market conditions, invests at least 80% of its net assets in securities of companies included in the NYSE Arca Tech 100 Index. In doing so, the Fund typically invests in index securities in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector.
The Fund intends to be diversified in approximately the same proportion as the NYSE Arca Tech 100 Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the NYSE Arca Tech 100 Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the NYSE Arca Tech 100 Index.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index is likely to be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Summary Prospectus March 2, 2026

Nationwide NYSE Arca Tech 100 Index Fund

Nondiversified fund risk – in seeking to track the NYSE Arca Tech 100 Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the NYSE Arca Tech 100 Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Concentration risk – the risk associated with exposure to any one industry or sector. Because the technology sector constitutes a large percentage of the NYSE Arca Tech 100 Index, the Fund focuses its investments (i.e., invests more than 25% of its total assets) in the technology sector. This sector concentration exposes the Fund to risks associated with economic conditions in the technology sector. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it will be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
The Fund compares its performance to the Russell 1000® Index to satisfy a Securities and Exchange Commission (SEC) disclosure requirement.
Annual Total Returns– Class A Shares
(Years Ended December 31,)

Highest Quarter:	23.42%	–	Q2 2020
Lowest Quarter:	-17.02%	–	Q1 2020
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Summary Prospectus March 2, 2026

Nationwide NYSE Arca Tech 100 Index Fund

Average Annual Total Returns
(For the Periods Ended December 31, 2025)
	1 Year	5 Years	10 Years
Class A Shares– Before Taxes	13.00%	12.00%	15.73%
Class A Shares– After Taxes on Distributions	11.88%	8.94%	13.74%
Class A Shares– After Taxes on Distributions and Sales of Shares	8.48%	8.91%	12.81%
Class R6 Shares– Before Taxes	20.29%	13.72%	16.82%
Institutional Service Class Shares– Before Taxes	20.13%	13.58%	16.68%
Russell 1000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	17.37%	13.59%	14.59%
NYSE Arca Tech 100SM Index (The Index does not pay sales charges, fees, expenses or taxes.)	20.59%	13.97%	17.21%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Mellon Investments Corporation
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Marlene Walker Smith	Senior Director, Chief Investment Officer, Mellon	Since 2020
David France, CFA	Senior Vice President, Senior Portfolio Manager of Equity Index Portfolio Management	Since 2020
Todd Frysinger, CFA	Senior Vice President, Senior Portfolio Manager of Equity Index Portfolio Management	Since 2020
Vlasta Sheremeta, CFA	Senior Vice President, Senior Portfolio Manager of Equity Index Portfolio Management	Since 2020
Michael Stoll	Senior Vice President, Senior Portfolio Manager of Equity Index Portfolio Management	Since 2020
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Class R6: $1,000,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* * Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds c/o U.S. Bank Global Fund Services P.O. Box 219336 Kansas City, MO 64121-9336	Overnight: Nationwide Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave., Suite 219336 Kansas City, MO 64105-1307	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Summary Prospectus March 2, 2026

Nationwide NYSE Arca Tech 100 Index Fund